Estimates (Estimated Aggregate Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 123
2015	123
2016	123
2017	123
2018	$ 122